ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments

March 31, 2024 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUNDS – 120.0%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 5.20%(a)(b)	58,093,897	$58,093,897
Fidelity Institutional Money Market Government Portfolio - Class III, 4.96%(a)	27,686,269	27,686,269

Total Money Market Funds (Cost $85,780,166)		85,780,166

Total Investments Before Securities Sold, Not Yet Purchased (Cost $85,780,166)		85,780,166

Securities Sold, Not Yet Purchased – (99.2)%(c)

COMMON STOCKS – (99.2)%

Aerospace/Defense – (3.8)%
Lockheed Martin Corp.	(2,200)	(1,000,714)
Mercury Systems, Inc.(d)	(30,000)	(885,000)
Rocket Lab USA, Inc.(d)	(200,000)	(822,000)
Total Aerospace/Defense		(2,707,714)

Agriculture – (1.3)%
Darling Ingredients, Inc.(d)	(20,000)	(930,200)

Auto Parts & Equipment – (6.1)%
Aptiv PLC(d)	(12,500)	(995,625)
Dana, Inc.	(100,000)	(1,270,000)
Goodyear Tire & Rubber Co. (The)(d)	(70,000)	(961,100)
Mobileye Global, Inc., Class A (Israel)(d)	(35,000)	(1,125,250)
Total Auto Parts & Equipment		(4,351,975)

Banks – (6.4)%
Comerica, Inc.	(20,000)	(1,099,800)
HSBC Holdings PLC (United Kingdom)(e)	(25,000)	(984,000)
Regions Financial Corp.	(50,000)	(1,052,000)
Synovus Financial Corp.	(36,128)	(1,447,288)
Total Banks		(4,583,088)

Beverages – (4.9)%
Diageo PLC (United Kingdom)(e)	(8,000)	(1,189,920)
Duckhorn Portfolio, Inc. (The)(d)	(100,000)	(931,000)
Keurig Dr Pepper, Inc.	(45,000)	(1,380,150)
Total Beverages		(3,501,070)

Chemicals – (2.5)%
Air Products and Chemicals, Inc.	(4,000)	(969,080)
Albemarle Corp.	(6,000)	(790,440)
Total Chemicals		(1,759,520)

Commercial Services – (4.9)%
Adtalem Global Education, Inc.(d)	(40,000)	(2,056,000)
Avis Budget Group, Inc.	(7,000)	(857,220)
ZipRecruiter, Inc., Class A(d)	(50,000)	(574,500)
Total Commercial Services		(3,487,720)

Cosmetics/Personal Care – (1.4)%
elf Beauty, Inc.(d)	(5,000)	(980,150)

Electric – (1.3)%
Atlantica Sustainable Infrastructure PLC (Spain)	(50,000)	(924,000)

Electrical Components & Equipment – (1.2)%
Energizer Holdings, Inc.	(30,000)	(883,200)

Energy - Alternate Sources – (3.7)%
Enphase Energy, Inc.(d)	(9,725)	(1,176,531)
Shoals Technologies Group, Inc., Class A(d)	(130,000)	(1,453,400)
Total Energy - Alternate Sources		(2,629,931)

Entertainment – (1.2)%
Caesars Entertainment, Inc.(d)	(20,000)	(874,800)

Food – (1.2)%
TreeHouse Foods, Inc.(d)	(22,000)	(856,900)

Hand/Machine Tools – (2.1)%
Snap-on, Inc.	(5,000)	(1,481,100)

Home Furnishings – (1.9)%
Whirlpool Corp.	(11,500)	(1,375,745)

Internet – (2.8)%
Fiverr International Ltd.(d)	(40,000)	(842,800)
VeriSign, Inc.(d)	(6,000)	(1,137,060)
Total Internet		(1,979,860)

Leisure Time – (1.3)%
YETI Holdings, Inc.(d)	(25,000)	(963,750)

Machinery - Diversified – (2.8)%
CNH Industrial NV	(75,000)	(972,000)
Cognex Corp.	(25,000)	(1,060,500)
Total Machinery - Diversified		(2,032,500)

Media – (2.9)%
Nexstar Media Group, Inc.	(6,000)	(1,033,740)
TEGNA, Inc.	(70,000)	(1,045,800)
Total Media		(2,079,540)

Metal Fabricate/Hardware – (1.4)%
Helios Technologies, Inc.	(22,000)	(983,180)

Oil & Gas – (1.2)%
Borr Drilling, Ltd. (Mexico)(d)	(125,000)	(856,250)

Oil & Gas Services – (3.9)%
Expro Group Holdings NV(d)	(50,000)	(998,500)
NOV, Inc.	(50,000)	(976,000)
Oceaneering International, Inc.(d)	(35,000)	(819,000)
Total Oil & Gas Services		(2,793,500)

Packaging & Containers – (1.2)%
Amcor PLC	(90,000)	(855,900)

REITS – (11.2)%
Americold Realty Trust, Inc.	(40,000)	(996,800)
Equity Commonwealth(d)	(50,000)	(944,000)
LTC Properties, Inc.	(30,000)	(975,300)
NETSTREIT Corp.	(50,000)	(918,500)
Realty Income Corp.	(40,000)	(2,164,000)
Regency Centers Corp.	(17,000)	(1,029,520)
Retail Opportunity Investments Corp.	(75,000)	(961,500)
Total REITS		(7,989,620)

ADVISORSHARES RANGER EQUITY BEAR ETF
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Retail – (4.5)%
CarMax, Inc.(d)	(20,000)	$(1,742,200)
Jack in the Box, Inc.	(22,000)	(1,506,560)
Total Retail		(3,248,760)

Semiconductors – (1.3)%
Impinj, Inc.(d)	(7,002)	(899,127)

Software – (11.0)%
BILL Holdings, Inc.(d)	(15,000)	(1,030,800)
Freshworks, Inc., Class A(d)	(50,169)	(913,577)
Paycom Software, Inc.	(5,000)	(995,050)
Paycor HCM, Inc.(d)	(60,000)	(1,166,400)
Sprout Social, Inc., Class A(d)	(26,000)	(1,552,460)
Workiva, Inc.(d)	(26,000)	(2,204,800)
Total Software		(7,863,087)

Telecommunications – (4.6)%
Extreme Networks, Inc.(d)	(70,000)	(807,800)
Nokia OYJ (Finland)(e)	(250,000)	(885,000)
Viasat, Inc.(d)	(90,000)	(1,628,100)
Total Telecommunications		(3,320,900)

Transportation – (4.0)%
Heartland Express, Inc.	(70,000)	(835,800)
Marten Transport Ltd.	(45,000)	(831,600)
Schneider National, Inc., Class B	(52,000)	(1,177,280)
Total Transportation		(2,844,680)

Venture Capital – (1.2)%
P10, Inc., Class A	(100,000)	(842,000)

Total Common Stocks (Cost $(69,196,783))		(70,879,767)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(69,196,783)]		$(70,879,767)

Total Investments – 20.8% (Cost $16,583,383)		14,900,399
Other Assets in Excess of Liabilities – 79.2%		56,555,979
Net Assets – 100.0%		$71,456,378

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

(a)	Rate shown reflects the 7-day yield as of March 31, 2024.
(b)	A portion of this security has been pledged as collateral for securities sold, not yet purchased.
(c)	As of March 31, 2024 cash in the amount of $59,553,609 has been segregated as collateral from the broker for securities sold short.
(d)	Non-income producing security.
(e)	American Depositary Receipt.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$85,780,166	$-	$-	$85,780,166
Total	$85,780,166	$-	$-	$85,780,166

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(70,879,767)	$-	$-	$(70,879,767)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	(3.8)%
Agriculture	(1.3)
Auto Parts & Equipment	(6.1)
Banks	(6.4)
Beverages	(4.9)
Chemicals	(2.5)
Commercial Services	(4.9)
Cosmetics/Personal Care	(1.4)
Electric	(1.3)
Electrical Components & Equipment	(1.2)
Energy - Alternate Sources	(3.7)
Entertainment	(1.2)
Food	(1.2)
Hand/Machine Tools	(2.1)
Home Furnishings	(1.9)
Internet	(2.8)
Leisure Time	(1.3)
Machinery - Diversified	(2.8)
Media	(2.9)
Metal Fabricate/Hardware	(1.4)
Oil & Gas	(1.2)
Oil & Gas Services	(3.9)
Packaging & Containers	(1.2)
REITS	(11.2)
Retail	(4.5)
Semiconductors	(1.3)
Software	(11.0)
Telecommunications	(4.6)
Transportation	(4.0)
Venture Capital	(1.2)
Money Market Funds	120.0
Total Investments	20.8
Other Assets in Excess of Liabilities	79.2
Net Assets	100.0%